Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2021 and 2020 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2021 £’000	2020 £’000
Revolving Credit Facility	LIBOR/ EURIBOR + variable margin (0.80% - 1.50%)	2023	£—	£—